As filed with the Securities and Exchange Commission on August 13, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 96.5%
Australia - 2.0%
198,985	Origin Energy	2,742,728
22,695	Sims Metal Management LTD *	208,188
132,000	Sims Metal Management LTD - ADR*	1,197,240
		4,148,156
Belgium - 1.2%
55,675	Umicore SA	2,590,669

China - 1.2%
353,700	ENN Energy Holdings LTD	2,539,818

Finland - 1.9%
80,345	Sampo Group	4,061,634

France - 8.3%
41,094	Air Liquide SA	5,552,986
173,345	AXA SA	4,141,791
26,290	Casino Guichard Perrachon SA	3,485,535
70	Danone SA	5,205
50,005	JC Decaux SA	1,867,621
123,500	Veolia Environnement SA	2,352,765
		17,405,903
Germany - 9.6%
30,635	adidas AG	3,097,695
94,870	AIXTRON SE *	1,376,921
28,720	Bayerische Motoren Werke AG	3,636,807
78,678	Deutsche Bank AG	2,765,138
6,540	Henkel AG and Company KGaA	657,700
47,945	Henkel AG and Company KGaA Vorzug	5,539,199
42,730	SAP AG - ADR	3,290,210
		20,363,670
Hong Kong - 1.6%
5,582,000	GCL-Poly Energy Holdings LTD *	1,865,964
219,437	Television Broadcasts LTD	1,425,559
		3,291,523
Indonesia - 1.2%
2,820,500	PT Bank Rakyat Indonesia (Persero) Tbk	2,457,534

Israel - 1.5%
46,615	Check Point Software Technologies LTD *	3,124,603

Italy - 1.6%
415,500	UniCredit S.p.A.	3,474,151

Japan - 17.6%
181,150	Astellas Pharma, Inc.	2,382,225
63,300	DAIKIN INDUSTRIES	3,995,038
13,235	FANUC LTD	2,285,524
73,425	Honda Motor Company LTD - ADR	2,569,141
76,600	Hoya Corp.	2,546,783
264,900	J. Front Retailing Co., LTD	1,859,868
4,809	Keyence Corporation	2,102,917
47,500	Kubota Corporation	674,039
41,945	Kubota Corporation - ADR	2,980,402
628,945	Mitsubishi UFJ Financial Group, Inc.	3,860,915
240,100	Orix Corporation	3,981,050
266,560	Rakuten, Inc.	3,446,380
16,195	Shimano, Inc.	1,797,094
44,190	Unicharm Corporation	2,634,667
		37,116,043
Jersey - 2.4%
101,925	Experian PLC	1,722,031
61,788	Wolseley PLC	3,384,797
		5,106,828
Luxembourg - 2.0%
18,925	RTL Group SA	2,100,594
120,350	Subsea 7 SA	2,243,265
		4,343,859
Netherlands - 5.9%
29,943	ASML Holding NV - ADR	2,792,784
20,030	Gemalto NV	2,079,217
55,600	Koninklijke Philips Electronics NV - ADR	1,765,856
45,910	Koninklijke Philips NV	1,457,106
100,085	Unilever NV - ADR	4,379,719
		12,474,682
Norway - 1.7%
116,800	Statoil ASA - ADR	3,600,944

Portugal - 1.0%
273,220	EDP Renovaveis SA	2,034,964

Republic of Korea - 2.4%
8,025	Hyundai Motor Company	1,819,434
2,430	Samsung Electronics Co. LTD.	3,173,458
		4,992,892
Singapore - 3.7%
794,870	CapitaLand LTD	2,041,264
3,991,100	Golden Agri-Resources LTD	1,779,984
1,278,000	Singapore Telecommunications LTD	3,949,909
		7,771,157
South Africa - 1.4%
24,670	Naspers	2,904,718

Sweden - 3.0%
117,755	Atlas Copco AB	3,142,341
74,235	Investment AB Kinnevik	3,163,038
		6,305,379
Switzerland - 8.8%
117,155	ABB LTD - ADR	2,696,908
60,770	Julius Baer Gruppe AG	2,503,683
68,001	Novartis AG - ADR	6,156,131
193,360	Roche Holding LTD - ADR	7,212,328
		18,569,050
United Kingdom - 16.5%
1,029,445	Barclays PLC	3,750,019
173,285	BG Group	3,656,533
57,665	CRODA International	2,171,718
169,955	GlaxoSmithKline PLC	4,525,062
73,465	HSBC Holdings PLC - ADR	3,732,022
53,290	Johnson Matthey PLC	2,825,712
47,440	Smith & Nephew PLC - ADR	4,235,443
48,662	Spirax-Sacro Engineering PLC	2,274,571
165,640	Standard Chartered Bank PLC	3,385,678
128,347	Vodafone Group PLC - ADR	4,285,506
		34,842,264
TOTAL COMMON STOCKS (Cost $175,672,851)		203,520,441

PREFERRED STOCKS - 1.0%
Brazil - 1.0%
141,532	Itau Unibanco Holding S.A.	2,035,223
TOTAL PREFERRED STOCKS (Cost $1,708,697)		2,035,223

RIGHTS - 0.0%
France - 0.0%
1	Air Liquide SA	12
TOTAL RIGHTS (Cost $11)		12

SHORT-TERM INVESTMENTS - 2.0%
4,184,419	Fidelity Money Market Portfolio, 0.03% (1)	4,184,419
TOTAL SHORT-TERM INVESTMENTS (Cost $4,184,419)		4,184,419

TOTAL INVESTMENTS - 99.5% (Cost $181,565,978)		209,740,095
Other Assets in Excess of Liabilities - 0.5%		1,046,976
NET ASSETS - 100.0%		$210,787,071

ADR	American Depositary Receipt
*	Non-Income Producing
(1)	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$182,918,955
Gross unrealized appreciation	41,087,180
Gross unrealized depreciation	(14,266,040)
Net unrealized appreciation	$26,821,140

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2014 (unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,197,240	$2,950,916	$-	$4,148,156
Belgium	-	2,590,669	-	2,590,669
China	-	2,539,818	-	2,539,818
Finland	-	4,061,634	-	4,061,634
France	-	17,405,903	-	17,405,903
Germany	3,290,210	17,073,460	-	20,363,670
Hong Kong	1,425,559	1,865,964	-	3,291,523
Indonesia	-	2,457,534	-	2,457,534
Israel	3,124,603	-	-	3,124,603
Italy	-	3,474,151	-	3,474,151
Japan	5,549,543	31,566,500	-	37,116,043
Jersey	-	5,106,828	-	5,106,828
Luxembourg	-	4,343,859	-	4,343,859
Netherlands	8,938,359	3,536,323	-	12,474,682
Norway	3,600,944	-	-	3,600,944
Portugal	-	2,034,964	-	2,034,964
Republic of Korea	-	4,992,892	-	4,992,892
Singapore	-	7,771,157	-	7,771,157
South Africa	-	2,904,718	-	2,904,718
Sweden	-	6,305,379	-	6,305,379
Switzerland	16,065,367	2,503,683	-	18,569,050
United Kingdom	12,252,971	22,589,293	-	34,842,264
Total Common Stocks	55,444,796	148,075,645	-	203,520,441
Preferred Stocks
Brazil	2,035,223	-	-	2,035,223
Total Preferred Stocks	2,035,223	-	-	2,035,223
Rights
France		12		12
Total Rights		12		12
Short-Term Investments	4,184,419	-	-	4,184,419
Total Investments in Securities	$61,664,438	$148,075,657	$-	$209,740,095

The Fund records transfers at the end of each reporting period. The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014:

Transfers into Level 1	$1,425,559
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$1,425,559

Transfers into Level 2	$-
Transfer out of Level 2	(1,425,559)
Net transfers in and/or out of Level 2	$(1,425,559)

The transfers were due to a security being priced by Interactive Data's Fair Value Information Services, which provides pricing data with respect to foreign security holdings held by the Fund.

Boston Common U.S. Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.7%
Consumer Discretionary - 10.4%
1,815	Bed Bath & Beyond, Inc. *	104,145
2,470	Discovery Communications, Inc. - Class C *	179,297
12,225	Ford Motor Company	210,759
2,470	Home Depot, Inc.	199,971
6,655	Lowes Companies, Inc.	319,374
288	priceline.com, Inc. *	346,464
3,100	VF Corporation	195,300
6,365	Walt Disney Company	545,735
		2,101,045
Consumer Staples - 6.4%
3,080	Colgate Palmolive Company	209,994
1,460	Costco Wholesale Corporation	168,134
100	Kraft Foods Group, Inc.	5,995
135	Mondelez International, Inc.	5,077
3,765	PepsiCo, Inc.	336,365
5,290	Procter & Gamble Company	415,741
4,155	Whole Foods Market, Inc.	160,508
		1,301,814
Energy - 10.6%
3,725	Apache Corporation	374,809
13,760	BG Group PLC - ADR	293,776
1,255	Core Laboratories NV	209,660
2,530	EOG Resources, Inc.	295,656
3,220	First Solar, Inc. *	228,813
3,685	National Oilwell Varco, Inc.	303,460
6,985	Spectra Energy Corporation	296,723
4,565	Statoil ASA - ADR	140,739
		2,143,636
Financials - 13.7%
2,570	Aon PLC	231,531
2,980	CME Group, Inc.	211,431
6,955	Fifth Third Bancorp	148,489
4,595	First Republic Bank	252,679
3,535	Franklin Resources, Inc.	204,464
9,335	JP Morgan Chase & Company	537,883
3,390	MetLife, Inc.	188,348
9,835	Morgan Stanley	317,966
3,745	Northern Trust Corporation	240,466
1,215	PNC Financial Services Group, Inc.	108,196
3,955	T. Rowe Price Group, Inc.	333,842
		2,775,295
Health Care - 15.5%
2,180	Baxter International, Inc.	157,614
745	Biogen Idec, Inc. *	234,906
3,505	Bristol Myers Squibb Company	170,028

4,275	Express Scripts Holding Company *	296,386
5,850	Gilead Sciences, Inc. *	485,023
4,855	Johnson & Johnson	507,930
7,005	Merck & Company, Inc.	405,239
2,250	Novartis AG - ADR	203,692
9,375	Roche Holding LTD - ADR	349,688
3,090	Zimmer Holdings, Inc.	320,927
		3,131,433
Industrials - 10.8%
2,550	3M Company	365,262
2,510	Carlisle Companies, Inc.	217,416
1,365	Cummins, Inc.	210,606
2,960	Emerson Electric Company	196,426
3,985	Equifax, Inc.	289,072
2,370	Kansas City Southern	254,799
1,910	Parker Hannifin Corporation	240,144
1,905	Snap-on, Inc.	225,781
765	W.W. Grainger, Inc.	194,516
		2,194,022
Information Technology - 21.1%
12,045	Activision Blizzard, Inc.	268,604
10,385	Apple, Inc.	965,078
4,345	Check Point Software Technologies LTD *	291,245
4,715	Cognizant Technology Solutions - Class A *	230,611
3,945	eBay, Inc. *	197,487
496	Google, Inc. - Class A*	289,996
496	Google, Inc. - Class C*	285,339
8,790	Microsoft Corporation	366,543
10,225	Oracle Corporation	414,419
4,825	Qualcomm, Inc.	382,140
8,160	Silver Spring Networks, Inc. *	108,773
4,595	Veeco Instruments, Inc. *	171,210
1,365	Visa, Inc.	287,619
		4,259,064
Materials - 3.4%
2,385	AptarGroup, Inc.	159,819
2,220	Cytec Industries, Inc.	234,032
2,245	Praxair, Inc.	298,226
		692,077
Telecommunication Services - 3.0%
2,440	SBA Communications Corp. *	249,612
7,195	Verizon Communications, Inc.	352,051
		601,663
Utilities - 0.8%
4,185	ITC Holdings Corporation	152,669

TOTAL COMMON STOCKS (Cost $16,246,402)		19,352,718

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Financials - 1.9%
6,695	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	96,006
1,745	Simon Property Group, Inc.	290,159
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $351,438)		386,165

SHORT-TERM INVESTMENTS - 3.4%
685,362	Fidelity Money Market Portfolio, 0.03% (1)	685,362
TOTAL SHORT-TERM INVESTMENTS (Cost $685,362)		685,362

TOTAL INVESTMENTS - 101.0% (Cost $17,283,202)		20,424,245
Liabilities in Excess of Other Assets - (1.0)%		(186,974)
NET ASSETS - 100.0%		$20,237,271

*	Non-Income Producing
ADR	American Depositary Receipt
(1)	Seven-day yield as of June 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$17,286,578
Gross unrealized appreciation	3,270,790
Gross unrealized depreciation	(133,123)
Net unrealized appreciation	$3,137,667

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2014 (unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U. S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Description
Common Stocks	$19,352,718	$-	$-	$19,352,718
Real Estate Investment Trusts	$386,165			$386,165
Short-Term Investments	685,362	-	-	685,362
Total Investments in Securities	$20,424,245	$-	$-	$20,424,245

There were no transfers into or out of Levels 1,2 or 3 at June 30, 2014. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         8/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date         8/4/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         8/12/14

* Print the name and title of each signing officer under his or her signature.